Note 20 - Segment Revenues (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Network Service and Systems Integration Business [Member] | Customers [Member]
Revenues	¥ 136,759,130	¥ 119,409,987	¥ 111,445,519
Network Service and Systems Integration Business [Member] | Intersegment [Member]
Revenues	383,058	408,567	455,975
Network Service and Systems Integration Business [Member]
Revenues	137,142,188	119,818,554	111,901,494
ATM Operation Business [Member] | Customers [Member]
Revenues	3,888,878	3,640,128	2,826,832
ATM Operation Business [Member]
Revenues	3,888,878	3,640,128	2,826,832
Intersegment Eliminations [Member]
Revenues	(383,058)	(408,567)	(455,975)
Revenues	¥ 140,648,008	¥ 123,050,115	¥ 114,272,351